Income taxes	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Income taxes

Note 10 Income taxes
Tax examinations and assessments
During the third quarter of 2024, we received a reassessment from the Canada Revenue Agency (CRA), in respect of the 2019 taxation year, which suggested that Royal Bank of Canada owes additional taxes of approximately

$
277
 million
as the CRA denied the deductibility of certain dividends. This amount represents the maximum additional taxes owing for that year. The reassessment is consistent with the previously received reassessments as described in Note 22 of our 2023 Annual Consolidated Financial Statements. It is possible that the CRA will reassess us for significant additional income taxes for subsequent years on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.
Pillar Two legislation
The Budget Implementation Act, 2024, No. 1 (the BIA), introduced as Bill C-69 and tabled by the Government of Canada, received Royal Assent and was enacted on June 20, 2024. The BIA includes the Global Minimum Tax Act (the GMTA) which implements into Canadian law certain measures relating to the Organisation for Economic
Co-operation
and Development’s
two-pillar
plan to combat tax base erosion and profit shifting, including a
15%
global minimum corporate tax on certain multinational enterprises (Pillar Two). A number of other countries in which RBC operates have also enacted Pillar Two legislation. The GMTA and corresponding foreign Pillar Two legislation will be effective for our fiscal year beginning November 1, 2024.
Pillar Two income taxes may arise in or in relation to jurisdictions where the operations of RBC have an effective tax rate below 15%. This is anticipated to occur mainly in certain Caribbean and European jurisdictions. Due to the complexities in applying the legislation and continued uncertainty regarding the Pillar Two response of certain jurisdictions in which RBC operates, the full impact of the Pillar Two legislation is not yet reasonably estimable. We continue to actively monitor the legislative developments in this area for each jurisdiction in which RBC operates.